Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit/(loss) for the year		£ 775.4		£ 720.7		£ (2,901.3)
Items that may be reclassified subsequently to profit or loss
Exchange adjustments on foreign currency net investments	[1]	424.2		(143.0)		75.4
(Loss)/gain on net investment hedges		(141.5)		45.5		9.7
Cash flow hedges [abstract]
Fair value gain/(loss) arising on hedging instruments	[1]	38.5		(38.0)		(5.9)
Less: (loss)/gain reclassified to profit or loss		(38.5)	[1]	38.0	[2]	5.9	[2]
Share of other comprehensive income/(loss) of associate undertakings		51.2		13.5		(61.5)
Exchange adjustments recycled to the income statement on disposal of discontinued operations		0.0		0.0		(20.6)
Items that may be reclassified subsequently to profit or loss		333.9		(84.0)		3.0
Items that will not be reclassified subsequently to profit or loss
Movements on equity investments held at fair value through other comprehensive income		(22.3)		(35.5)		(127.7)
Actuarial gain on defined benefit pension plans		16.6		14.3		2.0
Deferred tax on defined benefit pension plans		(7.4)		(3.0)		7.4
Items that will not be reclassified subsequently to profit or loss		(13.1)		(24.2)		(118.3)
Other comprehensive income/(loss) for the year		320.8		(108.2)		(115.3)
Total comprehensive income/(loss) for the year		1,096.2		612.5		(3,016.6)
Equity holders of the parent:
Continuing operations		988.3		539.8		(3,063.9)
Discontinued operations		0.0		0.0		(12.6)
Total Equity holders of the parent		988.3		539.8		(3,076.5)
Continuing operations		107.9		72.7		50.5
Discontinued operations		0.0		0.0		9.4
Total Non-controlling interests		107.9		72.7		59.9
Total comprehensive income/(loss) for the year		£ 1,096.2		£ 612.5		£ (3,016.6)

[1]	Balances for the year ended 31 December 2021 and 31 December 2020 have been re-presented following a reclassification between the Hedging Reserve and Translation Reserve of £38.0 million and £5.9 million, respectively. See note 28.
[2]	Balances for the year ended 31 December 2021 and 31 December 2020 have been re-presented following a reclassification between the Hedging Reserve and Translation Reserve of £38.0 million and £5.9 million, respectively. See note 28.